UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET PRIME OBLIGATIONS MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2018

WESTERN ASSET PRIME OBLIGATIONS MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.4%
COMMERCIAL PAPER - 40.8%
ABN AMRO Funding USA LLC	2.546%	2/5/19	$3,000,000	$2,986,187	(a)(b)
ABN AMRO Funding USA LLC	3.087%	8/20/19	2,400,000	2,348,000	(a)(b)
Australia & New Zealand Banking Group Ltd.	1.946%	12/18/18	2,400,000	2,397,720	(a)(b)
Banco Santander	1.282%	12/7/18	3,000,000	2,999,267	(b)
Banco Santander	2.602%	1/14/19	1,000,000	996,838	(b)
Bank of Montreal	2.213%	1/3/19	1,250,000	1,247,454	(b)
Bank of Nova Scotia	1.939%	1/4/19	500,000	499,080	(a)(b)
Bank of Nova Scotia	2.906%	6/7/19	2,000,000	1,970,550	(a)(b)
BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.250%)	2.347%	10/15/19	2,750,000	2,750,000	(a)(c)
BNZ International Funding Ltd. (3 mo. USD LIBOR + 0.200%)	2.736%	4/16/19	1,000,000	1,000,324	(a)(c)
Caisse Des Depots Et Consignations	1.603%	12/10/18	2,000,000	1,999,129	(b)(d)
Canadian Imperial Bank of Commerce	2.305%	1/2/19	1,000,000	997,942	(a)(b)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.090%)	2.736%	4/8/19	500,000	500,000	(a)(c)
Commonwealth Bank of Australia	0.422%	12/12/18	2,825,000	2,823,404	(a)(b)
Danske Corp.	0.572%	12/4/18	3,410,000	3,409,787	(a)(b)
DBS Bank Ltd.	2.360%	1/17/19	1,000,000	996,937	(a)(b)
DBS Bank Ltd.	2.595%	4/1/19	1,000,000	991,472	(a)(b)
DBS Bank Ltd. (1 mo. USD LIBOR + 0.160%)	2.347%	1/30/19	555,000	555,000	(a)(c)
DnB NOR Bank ASA	2.647%	6/10/19	1,250,000	1,232,938	(a)(b)
Export Development Corp.	2.281%	1/14/19	2,000,000	1,994,447	(b)
HSBC Bank PLC	2.550%	5/22/19	2,000,000	2,000,000	(a)
HSBC USA Inc.	2.520%	4/12/19	975,000	966,198	(a)(b)
ING U.S. Funding LLC (3 mo. USD LIBOR + 0.090%)	2.736%	3/19/19	1,000,000	1,000,000	(c)
JPMorgan Securities LLC (1 mo. USD LIBOR + 0.200%)	2.347%	4/16/19	1,000,000	1,000,000	(a)(c)
KFW	2.225%	12/3/18	5,000,000	5,000,000	(a)
Kingdom of the Netherlands	0.558%	12/4/18	2,000,000	1,999,878	(a)(b)
Landesbank Hessen-Thuringen	2.313%	1/10/19	1,000,000	997,435	(a)(b)
Lloyds Bank PLC (1 mo. USD LIBOR + 0.180%)	2.347%	5/10/19	1,000,000	1,000,000	(c)
Mitsubishi UFJ Trust & Banking Corp.	0.924%	12/5/18	5,000,000	4,999,370	(a)(b)
Mitsubishi UFJ Trust & Banking Corp.	1.144%	12/6/18	1,000,000	999,813	(a)(b)
National Bank of Canada	2.604%	5/8/19	1,000,000	988,863	(a)(b)
Nordea Bank AB	1.955%	12/18/18	3,000,000	2,997,137	(a)(b)
Oversea-Chinese Banking Corp. Ltd.	1.147%	12/6/18	2,000,000	1,999,625	(a)(b)
Royal Bank of Canada	2.657%	6/7/19	2,500,000	2,466,287	(b)

See Notes to Schedule of Investments.

WESTERN ASSET PRIME OBLIGATIONS MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL PAPER - (continued)
Santander UK PLC	0.936%	12/5/18	$4,300,000	$4,299,451	(b)
Sumitomo Mitsui Trust Bank Ltd.	1.147%	12/6/18	1,115,000	1,114,791	(a)(b)
Sumitomo Mitsui Trust Bank Ltd.	2.556%	2/5/19	1,000,000	995,378	(a)(b)
Toronto Dominion Bank NY	1.603%	12/10/18	1,150,000	1,149,499	(a)(b)
Toronto Dominion Bank NY	2.030%	12/21/18	1,500,000	1,498,267	(a)(b)
Toronto Dominion Bank NY (1 mo. USD LIBOR + 0.190%)	2.347%	1/17/19	1,000,000	1,000,000	(a)(c)
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.160%)	2.347%	1/29/19	3,000,000	3,000,000	(c)
UBS AG	2.341%	1/11/19	2,000,000	1,994,681	(a)(b)
UBS AG (1 mo. USD LIBOR + 0.320%)	2.347%	12/21/18	500,000	500,000	(a)(c)
UBS AG (3 mo. USD LIBOR + 0.090%)	2.736%	5/16/19	500,000	500,000	(a)(c)
United Overseas Bank Ltd.	2.260%	12/3/18	2,000,000	2,000,000	(a)
United Overseas Bank Ltd.	2.586%	4/2/19	3,000,000	2,974,300	(a)(b)
Westpac Banking Corp. (3 mo. USD LIBOR + 0.100%)	2.736%	5/25/19	3,000,000	3,000,000	(a)(c)

TOTAL COMMERCIAL PAPER				87,137,449

TIME DEPOSITS - 32.1%
Barclays Bank PLC	2.170%	12/3/18	7,000,000	7,000,000
BNP Paribas SA	2.170%	12/3/18	3,000,000	3,000,000
CIBC World Markets Corp.	2.130%	12/3/18	6,000,000	6,000,000
Credit Agricole CIB	2.160%	12/3/18	6,000,000	6,000,000
DnB NOR Bank ASA	2.160%	12/3/18	1,000,000	1,000,000
Mizuho Bank Ltd.	2.200%	12/3/18	3,000,000	3,000,000
MUFG Bank Ltd.	1.000%	12/3/18	2,000,000	2,000,000
National Bank of Canada	2.160%	12/3/18	7,556,000	7,556,000
Natixis SA	2.160%	12/3/18	4,000,000	4,000,000
Nordea Bank AB	2.150%	12/3/18	1,000,000	1,000,000
Northern Trust Co.	2.180%	12/3/18	10,000,000	10,000,000
NRW Bank	2.200%	12/3/18	1,000,000	1,000,000
Rabobank Nederland NY	2.160%	12/3/18	4,000,000	4,000,000
Royal Bank of Canada	2.170%	12/3/18	7,000,000	7,000,000
Svenska Handelsbanken NY	2.160%	12/3/18	1,000,000	1,000,000
Swedbank AB	2.160%	12/3/18	5,000,000	5,000,000

TOTAL TIME DEPOSITS				68,556,000

CERTIFICATES OF DEPOSIT - 23.6%
Bank of Montreal	1.880%	2/7/19	280,000	279,683
Bank of Montreal (1 mo. USD LIBOR + 0.150%)	2.533%	3/7/19	970,000	970,000	(c)
Bank of Montreal (1 mo. USD LIBOR + 0.200%)	2.583%	5/7/19	500,000	500,000	(c)

See Notes to Schedule of Investments.

WESTERN ASSET PRIME OBLIGATIONS MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CERTIFICATES OF DEPOSIT - (continued)
Bank of Nova Scotia (3 mo. USD LIBOR + 0.280%)	3.072%	3/20/19	$751,000	$751,046	(c)
Barclays Bank PLC (1 mo. USD LIBOR + 0.190%)	2.539%	2/1/19	500,000	500,000	(c)
BNP Paribas SA (1 mo. USD LIBOR + 0.250%)	2.754%	4/23/19	1,000,000	1,000,000	(c)
BNP Paribas SA (3 mo. USD LIBOR + 0.120%)	2.528%	4/8/19	1,000,000	1,000,000	(c)
BNP Paribas SA (1 mo. USD LIBOR + 0.230%)	2.700%	2/20/19	1,000,000	1,000,000	(c)
Credit Agricole	2.683%	6/7/19	2,000,000	2,000,000
HSBC Bank USA	2.490%	1/11/19	1,000,000	1,000,000
KBC Bank NV	2.200%	12/4/18	3,000,000	3,000,000
Landesbank Hessen-Thuringen	2.220%	12/4/18	3,000,000	3,000,000
Landesbank Hessen-Thuringen	2.220%	12/7/18	3,000,000	3,000,000
Landesbank Hessen-Thüringen	2.690%	6/13/19	1,250,000	1,250,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.200%)	2.545%	1/31/19	1,000,000	1,000,000	(c)
Mizuho Bank Ltd.	2.300%	12/7/18	1,500,000	1,499,999
Mizuho Bank Ltd.	2.600%	2/6/19	1,000,000	1,000,000
Mizuho Bank Ltd.	2.800%	3/15/19	1,000,000	1,000,000
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.200%)	2.679%	1/23/19	1,000,000	1,000,000	(c)
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.200%)	2.679%	1/24/19	500,000	500,000	(c)
MUFG Bank Ltd.	2.600%	2/5/19	1,000,000	1,000,000
Natixis NY	2.300%	12/19/18	2,000,000	2,000,000
Natixis NY (3 mo. USD LIBOR + 0.180%)	2.847%	6/6/19	1,375,000	1,375,000	(c)
Nordea Bank AB (1 mo. USD LIBOR + 0.170%)	2.625%	5/15/19	500,000	500,000	(c)
Norinchukin Bank	2.650%	2/21/19	2,000,000	2,000,000
Societe Generale NY	2.180%	1/23/19	100,000	99,932
Societe Generale NY	2.470%	1/31/19	500,000	499,974
Societe Generale NY (1 mo. USD LIBOR + 0.190%)	2.539%	2/1/19	500,000	500,000	(c)
Standard Chartered Bank (1 mo. USD LIBOR + 0.190%)	2.539%	4/2/19	1,500,000	1,500,000	(c)
Standard Chartered Bank (3 mo. USD LIBOR + 0.070%)	2.490%	1/11/19	1,000,000	1,000,000	(c)
Standard Chartered Bank (3 mo. USD LIBOR + 0.150%)	2.548%	4/2/19	1,000,000	1,000,000	(c)
Sumitomo Mitsui Banking Corp.	2.670%	2/19/19	3,000,000	3,000,000
Sumitomo Mitsui Trust Bank Ltd.	2.250%	12/3/18	2,000,000	2,000,000
Svenska Handelsbanken NY (1 mo. USD LIBOR + 0.140%)	2.527%	4/8/19	1,750,000	1,750,000	(c)
Svenska Handelsbanken NY (1 mo. USD LIBOR + 0.150%)	2.487%	1/28/19	1,000,000	1,000,000	(c)

See Notes to Schedule of Investments.

WESTERN ASSET PRIME OBLIGATIONS MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CERTIFICATES OF DEPOSIT - (continued)
Svenska Handelsbanken NY (1 mo. USD LIBOR + 0.190%)	2.660%	2/19/19	$1,000,000	$1,000,000	(c)
Swedbank AB (1 mo. USD LIBOR + 0.160%)	2.497%	1/28/19	1,000,000	1,000,000	(c)
Swedbank AB (1 mo. USD LIBOR + 0.190%)	2.505%	2/25/19	1,000,000	1,000,000	(c)
Toronto Dominion Bank NY	2.460%	2/28/19	2,000,000	2,000,000
Wells Fargo Bank N.A. (3 mo. USD LIBOR + 0.080%)	2.488%	4/9/19	1,000,000	1,000,000	(c)

TOTAL CERTIFICATES OF DEPOSIT				50,475,634

U.S. TREASURY NOTES - 1.4%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.043%) (Cost - $3,000,000)	2.427%	7/31/20	3,000,000	3,000,000	(c)

U.S. TREASURY BILLS - 0.9%
U.S. Treasury Bills (Cost - $1,998,183)	1.867%	12/18/18	2,000,000	1,998,183	(b)

CORPORATE BONDS & NOTES - 0.6%
Sumitomo Mitsui Banking Corp., Senior Notes (3 mo. USD LIBOR + 0.540%) (Cost - $1,209,529)	2.960%	1/11/19	1,209,000	1,209,529	(c)

TOTAL INVESTMENTS - 99.4% (Cost - $212,376,795)				212,376,795
Other Assets in Excess of Liabilities - 0.6%				1,305,359

TOTAL NET ASSETS - 100.0%				$213,682,154

(a)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown represents yield-to-maturity.
(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation used in this schedule:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Prime Obligations Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 .

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (cont’d)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$212,376,795	—	$212,376,795

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2019